8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2018		2017		2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,425,000	$ 1.00	2,456,407	$ 3.84	2,457,307	$ 4.00
Granted	100,000	$ 1.00	2,425,000	$ 1.00	270,000	$ 2.50
Cancelled	-	-	(2,456,407)	$ 3.84	(270,900)	$ 4.00
Exercised	-	-	-	-	-	-

Outstanding, end of year	2,525,000	$ 1.00	2,425,000	$ 1.00	2,456,407	$ 3.84

Options exercisable, end of year	2,525,000	$ 1.00	2,425,000	$ 1.00	2,236,407	$ 3.97

Weighted average remaining life of outstanding options granted in years		3.44		4.46		4.39

Weighted average fair value per option granted		$ .66		$ .81		$ 1.28